Taxation (Tables)	6 Months Ended
Jun. 30, 2020
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense
The income tax expense of the Group for the six months ended June 30, 2019 and 2020 are analysed as follows:

	Six months ended June 30,
	2019	2020
	RMB’million	RMB’million
Current income tax	331	292
Deferred income tax	(60)	(23)

Total income tax expense	271	269